UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page



            Report for the Calendar Year or Quarter Ended June 30, 2005

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name: Elm Road Management, LLC

Address:   745 Fifth Avenue
           18th Floor
           New York, NY 10151

13F File Number: 28-11287

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.


Person Signing this Report on Behalf of Reporting Manager:

Name:   Houston N. Gordon
Title:  Secretary
Phone:  (646) 720-9311


Signature, Place and Date of Signing:

/s/ Houston N. Gordon                                            August 11, 2005

Report Type:  (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager:  NONE

                              Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:              1
Form 13F Information Table Entry Total:         37
Form 13F Information Table Value Total:    $161,573
                                          (thousands)


List of Other Included Managers:


1. D.B. Zwirn & CO, L.P.


FORM 13F INFORMATION TABLE


COLUMN 1                        COLUMN  2        COLUMN 3   COLUMN 4          COLUMN 5       COLUMN 6  COLUMN 7   COLUMN 8

                                TITLE                       MARKET     SHRS OR    SH/ PUT/   INVESTMT  OTHER  VOTING AUTHORITY
NAME OF ISSUER                  OF CLASS         CUSIP      VALUE      PRN AMT    PRN CALL   DISCRETN  MGRS  SOLE  SHARED  NONE
--------------                  --------         -----      -----      -------    --- ----   --------  ----  ----  ------  ----
AETNA INC NEW                         COM        00817Y108   1,342,000   16,200       PUT    Shared     1    Shared
AETNA INC NEW                         COM        00817Y108   4,016,769   48,500   SH         Shared     1    Shared
ALDERWOODS GROUP INC                  COM        014383103   3,827,145  266,700   SH         Shared     1    Shared
ALERIS INTL INC                       COM        014477103   7,389,635  327,700   SH         Shared     1    Shared
ALTRIA GROUP INC                      COM        02209S103   7,623,414  117,900   SH         Shared     1    Shared
AMERITRADE HLDG CORP NEW              COM        03074K100   4,965,148  266,800   SH         Shared     1    Shared
AUTOZONE INC                          COM        053332102   5,205,498   56,300   SH         Shared     1    Shared
BEVERLY ENTERPRISES INC             COM NEW      087851309     369,000   29,000       CALL   Shared     1    Shared
CABLEVISION SYS CORP            CL A NY CABLVS   12686C109   1,989,960   61,800   SH         Shared     1    Shared
CENTERPLATE INC                 UNIT 99/99/9999  15200E204   3,711,525  291,100   SH         Shared     1    Shared
COMSTOCK RES INC                    COM NEW      205768203   6,218,811  245,900   SH         Shared     1    Shared
CROMPTON CORP                         COM        227116100  10,806,355  763,700   SH         Shared     1    Shared
DOLLAR THRIFTY AUTOMOTIVE GP          COM        256743105   4,914,612  129,400   SH         Shared     1    Shared
EAGLE MATERIALS INC                   COM        26969P108     712,943    7,700   SH         Shared     1    Shared
EAGLE MATERIALS INC                   CL B       26969P207   4,334,470   47,900   SH         Shared     1    Shared
ENPRO INDS INC                        COM        29355X107   3,247,875  112,500   SH         Shared     1    Shared
FEDERATED DEPT STORES INC DE          COM        31410H101   8,198,566  111,880   SH         Shared     1    Shared
FLUOR CORP NEW                        COM        343412102   2,269,000   39,400       CALL   Shared     1    Shared
GENESIS HEALTHCARE CORP               COM        37184D101   4,771,468  103,100   SH         Shared     1    Shared
GOODRICH CORP                         COM        382388106   1,819,000   44,400       CALL   Shared     1    Shared
HEARTLAND EXPRESS INC                 COM        422347104     148,000     7600   SH         Shared     1    Shared
HUNTSMAN CORP                         COM        447011107   4,157,377  205,100   SH         Shared     1    Shared
JARDEN CORP                           COM        471109108   3,472,448   64,400   SH         Shared     1    Shared
KERR-MCGEE CORP                       COM        492386107   4,663,685   61,115       CALL   Shared     1    Shared
KINDRED HEALTHCARE INC                COM        494580103   1,402,000   35,400       CALL   Shared     1    Shared
MANOR CARE INC NEW                    COM        564055101   1,748,000   44,000       CALL   Shared     1    Shared
NEXTEL COMMUNICATIONS INC             CL A       65332V103   5,773,797  178,700   SH         Shared     1    Shared
PRECISION CASTPARTS CORP              COM        740189105   5,133,610   65,900   SH         Shared     1    Shared
R.H. DONNELLEY CORP                 COM NEW      74955W307   9,052,179  146,050   SH         Shared     1    Shared
SEARS HLDGS CORP                      COM        812350106   5,740,021   38,300   SH         Shared     1    Shared
SPECTRASITE INC                       COM        84761M104   3,379,122   45,400   SH         Shared     1    Shared
TXU CORP                              COM        873168108   4,457,778   53,650   SH         Shared     1    Shared
TODCO                                 CL A       88889T107   2,130,610   83,000   SH         Shared     1    Shared
WASHINGTON GROUP INTL INC           COM NEW      938862208   8,296,776  162,300   SH         Shared     1    Shared
YELLOW ROADWAY CORP                   COM        985577105   6,863,080  135,100   SH         Shared     1    Shared
ARLINGTON TANKERS LTD                 COM        G04899103   2,340,246  107,400   SH         Shared     1    Shared
SHIP FINANCE INTERNATIONAL L          SHS        G81075106   5,080,965  268,692   SH         Shared     1    Shared
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22272.0001 #592625